Summary of Significant Accounting Policies - Receivables and Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2017	Dec. 29, 2016	Dec. 31, 2015
Receivables
Allowance for doubtful accounts	$ 257	$ 188	$ 133
Inventory Valuation and Shrinkage
Inventory valuation reserves	$ 3,357	$ 2,449	$ 2,476
Vendor Relationships
Goodwill and Other Indefinite-Lived Intangible Assets
Useful Life	10 years	10 years
Minimum | Furniture, fixtures and equipment
Fixed Assets
Useful life	2 years	2 years
Minimum | Leasehold improvements
Fixed Assets
Useful life	10 years	10 years
Minimum | Computer software and hardware
Fixed Assets
Useful life	3 years	3 years
Maximum | Furniture, fixtures and equipment
Fixed Assets
Useful life	7 years	7 years
Maximum | Leasehold improvements
Fixed Assets
Useful life	25 years	25 years
Maximum | Computer software and hardware
Fixed Assets
Useful life	7 years	7 years